Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

15. COMMITMENTS AND CONTINGENCIES

As of the date of the interim condensed consolidated financial statements, the Group is contingently liable for the following:

■	Letters of Credit amounting to USD 7,993,798 to the order of reinsurance companies for collateralizing insurance contract liabilities in accordance with the reinsurance arrangements (31 December 2019: USD 7,993,798).

■	Letter of Guarantee amounting to USD 299,479 to the order of Friends Provident Life Assurance Limited for collateralizing a rent payment obligation in one of the Group entity's office premises (31 December 2019: USD 318,780).

Litigations

The Group is currently engaged in an arbitration proceeding with certain reinsurers represented by an underwriting agent ("agent") with respect to certain matters related to the Group's outward reinsurance program for the years 2012 to 2017.

The Group commenced the arbitration proceeding with the agent for these reinsurers after they failed to make payment of approximately USD 5.7 million which the Group believes is due from them (based on figures as at 30 June 2019). As at 30 June 2020, the Group is seeking to recover approximately USD 12.8 million from the reinsurers, plus interest and legal costs. In response, the agent alleges that certain matters were not adequately disclosed and is seeking to avoid the policies. The Group believes that the allegations are without merit and will vigorously defend itself in this matter. Accordingly, no provision for any liability has been made in these financial statements.

Were the policies in question to be avoided, approximately USD 34.1 million of premiums paid by the Group to the reinsurers would be returned to the Group, and the Group would similarly return approximately USD 29.6 million of claims previously paid by the reinsurers and would not collect a further USD 12.8 million which the Group believes is due from the reinsurers as at 30 June 2020. In addition, the Group would be unable to make further recoveries under the policies in respect of claims it is yet to pay and would not be required to pay any further premiums to the reinsurers.

25.	COMMITMENTS AND CONTINGENCIES

As of the date of the consolidated financial statements, the Group is contingently liable for the following:

▪	Letters of Credit amounting to USD 7,993,798 to the order of reinsurance companies for collateralizing insurance contract liabilities in accordance with the reinsurance arrangements (31 December 2018: USD 7,335,896).

▪	Letter of Guarantee amounting to USD 318,780 to the order of Friends Provident Life Assurance Limited for collateralizing rent payment obligation in one of the Group entity's office premises (31 December 2018: USD 307,936).

▪	The Group has entered into operating leases for its offices in the United Kingdom and the United Arab of Emirates and Malaysia, with lease obligations between one and seven years.

Future minimum rentals payable under non-cancellable operating leases as at 31 December 2018 are as follows:

2018
USD

Within one year	636,600
More than one year to three years	1,077,509
More than three years to five years	280,013
More than five years	-
1,994,122

The Group has adopted IFRS 16 effective 1 January 2019, as a result the lease obligations arising from the lease contracts are currently recorded within the other liabilities in the consolidated statement of financial position (note 16).

Litigations

The Group is currently engaged in an arbitration proceeding with certain reinsurers represented by an underwriting agent ("agent") with respect to certain matters related to the Group's outward reinsurance program for the years 2012 to 2017.

The Group commenced the arbitration proceeding with the agent for these reinsurers after they failed to make payment of approximately USD 5.7 million which the Group believes is due from them (based on figures as at 30 June 2019). As at 31 December 2019, the Group is seeking to recover approximately USD 6.9 million from the reinsurers, plus interest and legal costs. In response, the agent alleges that certain matters were not adequately disclosed and is seeking to avoid the policies. The Group believes that the allegations are without merit and will vigorously defend itself in this matter. Accordingly, no provision for any liability has been made in these financial statements.

Were the policies in question to be avoided, approximately USD 33.2 million of premiums paid by the Group to the reinsurers would be returned to the Group, and the Group would similarly return approximately USD 29.6 million of claims previously paid by the reinsurers and would not collect a further USD 6.9 million which the Group believes is due from the reinsurers as at 31 December 2019. In addition, the Group would be unable to make further recoveries under the policies in respect of claims it is yet to pay and would not be required to pay any further premiums to the reinsurers.